employee future benefits - Disaggregation of defined benefit pension (Details) - Pension plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset)
Plan assets	$ 8,258	$ 8,262
PBSR prior year interim estimate of solvency position		$ 2,304
PBSR composite weighted average discount rate	5.00%	4.70%
Hypothetical basis points decrease in PBSR composite weighted average discount rate (as a per cent)	0.25%	0.25%
Decrease in the PBSR solvency position with hypothetical decrease of 25 basis points in the composite weighted average discount rate	$ 187	$ 198
Minimum
Disclosure of net defined benefit liability (asset)
PBSR interim solvency ratio	124.00%	120.00%
PBSR annual solvency ratio		119.00%
PBSR interim three-year solvency ratio	119.00%	116.00%
PBSR annual three-year solvency ratio		115.00%
Maximum
Disclosure of net defined benefit liability (asset)
PBSR interim solvency ratio	140.00%	138.00%
PBSR annual solvency ratio		134.00%
PBSR interim three-year solvency ratio	135.00%	132.00%
PBSR annual three-year solvency ratio		131.00%
Pension plan | Present value of the defined benefit obligations
Disclosure of net defined benefit liability (asset)
Defined benefit obligations accrued	$ (8,476)	$ (8,452)
Pension plan | Present value netting plan assets and defined benefit obligation
Disclosure of net defined benefit liability (asset)
PBSR interim estimate of solvency position	2,489
PBSR prior year update of annual estimate of solvency position		2,180
Pension plan | Pension plans that have plan assets in excess of defined benefit obligations accrued | Present value netting plan assets and defined benefit obligation
Disclosure of net defined benefit liability (asset)
PBSR interim estimate of solvency position	2,489
PBSR prior year update of annual estimate of solvency position		2,180
Active members | Pension plan | Present value of the defined benefit obligations
Disclosure of net defined benefit liability (asset)
Defined benefit obligations accrued	(1,531)	(1,622)
Deferred members | Pension plan | Present value of the defined benefit obligations
Disclosure of net defined benefit liability (asset)
Defined benefit obligations accrued	(412)	(403)
Pensioners | Pension plan | Present value of the defined benefit obligations
Disclosure of net defined benefit liability (asset)
Defined benefit obligations accrued	$ (6,533)	$ (6,427)